Earnings Per Share	12 Months Ended
Nov. 30, 2012
Earnings Per Share

NOTE 14 – Earnings Per Share

Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Years Ended November 30,
	2012	2011	2010

Net income	$1,298	$1,912	$1,978
Interest on dilutive convertible notes	-	-	11

Net income for diluted earnings per share	$1,298	$1,912	$1,989

Weighted-average common and ordinary shares outstanding	778	787	788
Dilutive effect of convertible notes	-	-	14
Dilutive effect of equity plans	1	2	3

Diluted weighted-average shares outstanding	779	789	805

Basic earnings per share	$1.67	$2.43	$2.51

Diluted earnings per share	$1.67	$2.42	$2.47

Anti-dilutive stock options excluded from diluted earnings per share computations	8	9	10